Accounting policies - Impairment of financial assets - Thresholds (Details)	12 Months Ended
Dec. 31, 2022
Commercial loans to large enterprises | Lifetime PD band, Less than or equal to 0.001746
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.06%
Commercial loans to large enterprises | Lifetime PD band, 0.001746 - 0.003955
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.08%
Commercial loans to large enterprises | Lifetime PD band, 0.003955 - 0.006149
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.10%
Commercial loans to large enterprises | Lifetime PD band, 0.006149 - 0.023039
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.12%
Commercial loans to large enterprises | Lifetime PD band, 0.023039 - 0.041789
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.14%
Commercial loans to large enterprises | Lifetime PD band, Greater than 0.041789
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Commercial loans to real estate | Lifetime PD band, Less than or equal to 0.015438
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.04%
Commercial loans to real estate | Lifetime PD band, 0.015438 - 0.045128
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.09%
Commercial loans to real estate | Lifetime PD band, 0.045128 - 0.107460
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.11%
Commercial loans to real estate | Lifetime PD band, 0.107460 - 0.136594
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.17%
Commercial loans to real estate | Lifetime PD band, Greater than 0.136594
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.20%
Commercial loans (SMEs) | Lifetime PD band, Less than or equal to 0.022138
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.07%
Commercial loans (SMEs) | Lifetime PD band, 0.022138 - 0.037734
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.09%
Commercial loans (SMEs) | Lifetime PD band, 0.037734 - 0.062950
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.11%
Commercial loans (SMEs) | Lifetime PD band, 0.062950 - 0.099364
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.13%
Commercial loans (SMEs) | Lifetime PD band, 0.099364 - 0.131539
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.23%
Commercial loans (SMEs) | Lifetime PD band, 0.131539 - 0.175113
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.27%
Commercial loans (SMEs) | Lifetime PD band, 0.175113 - 0.198299
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.28%
Commercial loans (SMEs) | Lifetime PD band, 0.198299 - 0.281104
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.29%
Commercial loans (SMEs) | Lifetime PD band, Greater than 0.281104
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.30%
Securitized mortgage assets | Lifetime PD band, Less than or equal to 0.058243
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.14%
Securitized mortgage assets | Lifetime PD band, 0.058243 - 0.082909
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.15%
Securitized mortgage assets | Lifetime PD band, 0.082909 - 0.146843
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.17%
Securitized mortgage assets | Lifetime PD band, 0.146843 - 0.164525
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.18%
Securitized mortgage assets | Lifetime PD band, 0.164525 - 0.189841
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.20%
Securitized mortgage assets | Lifetime PD band, 0.189841 - 0.260988
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.21%
Securitized mortgage assets | Lifetime PD band, 0.260988 - 0.350462
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.25%
Securitized mortgage assets | Lifetime PD band, Greater than 0.350462
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.28%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, Less than or equal to 0.013470
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.09%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.013470 - 0.022584
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.12%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.022584 - 0.030918
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.14%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.030918 - 0.042373
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.042373 - 0.051001
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.22%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.051001 - 0.063232
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.28%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.063232 - 0.083787
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.34%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, 0.083787 - 0.106176
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.40%
Installment loans to individuals - Revolving consumer credit cards loans | Lifetime PD band, Greater than 0.106176
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.46%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, Less than or equal to 0.065107
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.12%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.065107 - 0.084679
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.15%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.084679 - 0.114538
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.17%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.114538 - 0.120289
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.18%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.120289 - 0.144679
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.19%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.144679 - 0.172172
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.22%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, 0.172172 - 0.268165
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.26%
Non-revolving consumer loans (payroll loans) | Lifetime PD band, Greater than 0.268165
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.30%
Non-revolving consumer loans (personal loans) | Lifetime PD band, Greater than 0.135945
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.14%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.135945 - 0.172186
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.15%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.172186 - 0.194727
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.17%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.194727 - 0.245958
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.19%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.245958 - 0.26134
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.23%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.26134 - 0.290297
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.25%
Non-revolving consumer loans (personal loans) | Lifetime PD band, 0.290297 - 0.334647
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.27%
Non-revolving consumer loans (personal loans) | Lifetime PD band, Greater than 0.334647
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.29%